Notes to the cash flow statements (Tables)	12 Months Ended
Sep. 30, 2018
Notes to the cash flow statements
Summary of reconciliation of net cash provided by/(used in) operating activities to net profit

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Net profit for the year	8,099	7,997	7,460	8,144	7,843
Adjustments:
Depreciation, amortisation and impairment	1,144	1,269	1,228	952	1,122
Impairment charges	889	1,021	1,261	820	991
Net (decrease)/increase in current and deferred tax	(96)	(34)	(285)	(598)	(572)
(Increase)/decrease in accrued interest receivable	(83)	(75)	25	(74)	(81)
(Decrease)/increase in accrued interest payable	241	148	(47)	217	154
(Decrease)/increase in provisions1	289	219	(68)	294	28
Other non-cash items1	332	(419)	(331)	420	219

Cash flows from operating activities before changes in operating assets and liabilities	10,815	10,126	9,243	10,175	9,704
Net (increase)/decrease in derivative financial instruments	8,584	(5,042)	(5,107)	8,263	(5,378)
Net (increase)/decrease in life insurance assets and liabilities	(230)	219	(253)	-	-
(Increase)/decrease in other operating assets:
Trading securities and financial assets designated at fair value	3,827	(5,054)	6,755	3,150	(5,194)
Loans	(24,740)	(26,815)	(38,082)	(23,661)	(27,677)
Receivables due from other financial institutions	1,678	2,653	(896)	987	1,817
Regulatory deposits with central banks overseas	(303)	308	(209)	(299)	294
Other assets	160	200	(476)	210	136
(Decrease)/increase in other operating liabilities:
Other financial liabilities at fair value through income statement	243	(681)	(4,488)	261	(325)
Deposits and other borrowings	23,928	23,062	38,771	20,783	22,518
Payables due to other financial institutions	(4,072)	3,859	(73)	(4,396)	3,792
Other liabilities	(88)	(15)	312	(196)	78

Net cash provided by/(used in) operating activities	19,802	2,820	5,497	15,277	(235)

1Comparatives have been revised for consistency.

Summary of the assets and liabilities over which control ceased

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Assets:
Cash and balances with central banks	10	-	138	-	-
Available-for-sale securities	-	-	1	-	-
Loans	-	-	132	-	-
Regulatory deposits with central banks overseas	-	-	5	-	-
Property and equipment	2	-	3	-	-
Deferred tax assets	4	-	1	-	-
Intangible assets	15	-	1	-	-
Other assets	5	-	27	-	-

Total assets	36	-	308	-	-

Liabilities:
Deposits and other borrowings	-	-	264	-	-
Current tax liabilities	-	-	2	-	-
Provisions	2	-	1	-	-
Other liabilities	3	-	6	-	-

Total liabilities	5	-	273	-	-

Total equity attributable to owners of Westpac Banking Corporation	31	-	35	-	-

Cash proceeds (net of transaction costs)	19	-	34	-	-
Total consideration	19	-	34	-	-

Reserves recycled to income statement	3	-	2	-	-

Gain/(loss) on disposal	(9)	-	1	-	-

Reconciliation of cash proceeds from disposal
Cash proceeds received (net of transaction costs)	19	-	34	-	-
Less: Cash deconsolidated	(10)	-	(138)	-	-

Cash consideration (paid)/received (net of transaction costs and cash held)	9	-	(104)	-	-

Schedule of non-cash financing activities

Non-cash financing activities

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017

Shares issued under the dividend reinvestment plan	631	1,452	726	631	1,452
Shares issued from the conversion of Westpac CPS	566	-	-	566	-